STOCKHOLDERS' EQUITY (Details Textual) - $ / shares		1 Months Ended		12 Months Ended
	Feb. 09, 2015	Oct. 29, 2014	May. 30, 2013	Jun. 30, 2015	Apr. 01, 2013	Aug. 31, 2010
Stockholders Equity Note [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 0.40
Preferred Class [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Share Price (in dollars per share)						$ 160
2010 Rights Plan [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				20.00%
Percentage Of Tender Offer For Ordinary Shares				20.00%
Percentage Of Ordinary Shares Acquiring Discount				50.00%
Bond [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Business Acquisition, Equity Interest Issued Or Issuable, Number Of Shares		648,697	1,407,907